Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,011,691.97
Previously Paid Amount	0.00
Total Fee Amount	139.71
Total Offset Amount	0.00
Net Fee	$ 139.71
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A